Financial Assets and Liabilities, Summary (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers out of Level 1 into Level 2	$ 0	$ 0
Financial assets, transfers into Level 3	0	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Net realized loss related to derivative financial instruments	$ (2,111,926)	$ (9,420,419)